Impairment Losses Due to Credit Loss (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [Abstract]
Impairment reversal (loss) due to credit loss

38. IMPAIRMENT REVERSAL (LOSS) DUE TO CREDIT LOSS

Impairment reversal (loss) due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Impairment loss due to credit loss on financial assets measured at FVTOCI	—	—	(2,027)
Impairment loss due to credit loss on securities at amortized cost	—	—	(1,922)
Provision for credit loss on loan and other financial assets at amortized cost	—	—	(415,084)
Impairment loss due to credit loss	(890,763)	(862,273)	—
Reversal of provision on guarantee	59,780	55,424	105,985
Reversal of provision on (provision for) unused loan commitment	(3,093)	21,716	(16,526)

Total	(834,076)	(785,133)	(329,574)